Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Net Loss Per Share [Line Items]
Net loss per share
Note
5-Net
loss per share
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Three months ended June 30		Six months ended June 30
	2025	2024	2025	2024
Numerator:
Net loss attributable to common stockholders	$(9,525,924)	$(5,265,235)	$(16,192,384)	$(10,107,377)

Denominator:
Weighted-average common shares outstanding - basic and diluted	44,555,095	12,178,522	44,983,198	12,176,127

Net loss per share attributable to common shareholders - basic and diluted	$(0.21)	$(0.43)	$(0.36)	$(0.83)

Common stock warrants in the amount of 279,029 issued to our financial advisor, H.C. Wainwright & Co., LLC, were not outstanding as common shares as of June 30, 2025, however included in the weighted-average common shares outstanding—basic and diluted as if they were considered outstanding.
The Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. For the three months ended June 30, 2025 and 2024, the Company excluded the following potential common shares from the computation of diluted net loss per share attributable to common stockholders for the period because including them would have had an anti-dilutive effect:

	As of June 30
	2025	2024
Preferred Series A (as converted)	—	7,053,338
Preferred Series A-1 (as converted)	—	4,500,142
Preferred Series B (as converted)	—	5,359,363
Convertible Notes (as converted)	—	5,722,958
Stock options issued and outstanding	6,506,070	3,465,263
Unvested restricted stock units	114	—
Warrants	12,129,635	10,131,268

Total	18,635,819	36,232,332

Note
4-Net
loss per share
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Years Ended December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(22,649,572)	$(29,316,826)
Denominator:
Weighted-average common shares outstanding - basic and diluted	18,662,690	11,889,193

Net loss per share attributable to common shareholders - basic and diluted	$(1.21)	$(2.47)

Common stock warrants in the amount of 279,029 issued to our financial advisor, H.C. Wainwright & Co., LLC, were not outstanding as common shares as of December 31, 2024, however included in the weighted-average common shares outstanding - basic and diluted as if they were considered outstanding.
The Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. For the years ended December 31, 2024 and 2023, the Company excluded the following potential common shares from the computation of diluted net loss per share attributable to common stockholders for the period because including them would have had an anti-dilutive effect:

	As of December 31,
	2024	2023
Preferred Series A (as converted)	—	7,053,338
Preferred Series A-1 (as converted)	—	4,500,142
Preferred Series B (as converted)	—	5,359,363
Convertible Notes (as converted)	—	847,670
Stock options issued and outstanding	6,403,818	2,781,064
Unvested restricted stock units	114	—
Warrants	10,609,855	8,083,775

Total	17,013,787	28,625,352